Operating Expenses - Schedule of Consolidated Statements of Operations and Other Comprehensive (Loss) Income (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Schedule of Consolidated Statements of Operations and Other Comprehensive (Loss) Income [Line Items]
Brokerage and Transaction Total	$ 79,306,618	$ 66,418,918	$ 59,764,117
Technology and Development Total	63,840,463	52,156,468	46,773,114
Marketing and Branding Total	138,721,231	152,258,002	140,280,587
General and Administrative Total	122,714,628	95,789,803	72,960,209
Clearing and Operation Cost [Member]
Schedule of Consolidated Statements of Operations and Other Comprehensive (Loss) Income [Line Items]
Brokerage and Transaction Total	52,722,425	43,833,078	39,490,080
Market and Data Fees [Member]
Schedule of Consolidated Statements of Operations and Other Comprehensive (Loss) Income [Line Items]
Brokerage and Transaction Total	16,056,015	12,720,971	11,631,838
Handling Charge Expense [Member]
Schedule of Consolidated Statements of Operations and Other Comprehensive (Loss) Income [Line Items]
Brokerage and Transaction Total	10,528,178	9,864,869	8,642,199
Employee Compensation Benefits [Member]
Schedule of Consolidated Statements of Operations and Other Comprehensive (Loss) Income [Line Items]
Technology and Development Total	43,399,693	35,111,616	34,381,625
Marketing and Branding Total	6,550,318	4,849,661	7,496,242
General and Administrative Total	77,187,479	61,466,048	45,543,590
Cloud Service Fees [Member]
Schedule of Consolidated Statements of Operations and Other Comprehensive (Loss) Income [Line Items]
Technology and Development Total	13,280,129	11,806,489	8,928,904
System Costs [Member]
Schedule of Consolidated Statements of Operations and Other Comprehensive (Loss) Income [Line Items]
Technology and Development Total	7,160,641	5,238,363	3,462,585
Advertising and Promotions [Member]
Schedule of Consolidated Statements of Operations and Other Comprehensive (Loss) Income [Line Items]
Marketing and Branding Total	108,190,912	92,182,380	92,412,497
Free Stock Promotions [Member]
Schedule of Consolidated Statements of Operations and Other Comprehensive (Loss) Income [Line Items]
Marketing and Branding Total	23,980,001	55,225,961	40,371,848
Compliance Fees [Member]
Schedule of Consolidated Statements of Operations and Other Comprehensive (Loss) Income [Line Items]
General and Administrative Total	11,212,942	8,740,324	7,457,835
Office Related [Member]
Schedule of Consolidated Statements of Operations and Other Comprehensive (Loss) Income [Line Items]
General and Administrative Total	14,677,995	10,078,418	6,607,901
Professional Services [Member]
Schedule of Consolidated Statements of Operations and Other Comprehensive (Loss) Income [Line Items]
General and Administrative Total	10,586,397	9,966,117	8,939,260
Depreciation and Amortization of Right-of-Use Assets [Member]
Schedule of Consolidated Statements of Operations and Other Comprehensive (Loss) Income [Line Items]
General and Administrative Total	6,669,419	4,675,664	3,500,581
Other [Member]
Schedule of Consolidated Statements of Operations and Other Comprehensive (Loss) Income [Line Items]
General and Administrative Total	$ 2,380,396	$ 863,232	$ 911,042